BUSINESS COMBINATION (Narrative) (Details) - Decarbonization Plus Acquisition Corporation IV [Member]	12 Months Ended
Dec. 31, 2022 CAD ($) shares
Disclosure of detailed information about business combination [line items]
Warrants settled, price per warrant	$ 0.028
Limited recourse loans terminated	$ 5,800,000
Number of common shares issued | shares	90,778,275
Number of warrants issued | shares	28,549,991
Acquisition-related transaction costs	$ 19,100,000